Schedule of Assets (Held at End of Year) (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets

DOMINION ENERGY 401(K) PLAN

Employer ID No. 54-1229715

Plan Number: 001

FORM 5500, SCHEDULE H, PART IV, LINE 4i—

SCHEDULE OF ASSETS (HELD AT END OF YEAR)

AS OF DECEMBER 31, 2025

		(c)
(a)	(b) Identity of Issuer, Borrower, Lessor or Similar Party	Description of Investment, including maturity date, rate of interest, collateral, par, or maturity value	(d) Cost***	(e) Current Value
*	Dominion Energy, Inc.	Dominion Energy Common Stock		$592,040,555

		Common/Collective Trust Funds:
*	Bank of New York Mellon	BNY EB Temporary Investment Fund**		205,506
	Capital Group	EuroPacific Growth Trust		135,460,877
	Fidelity Investments	FIAM Small Cap Core Commingled Pool		12,111,765
	The Vanguard Group, Inc.	Target Retirement Income & Growth Trust Plus		138,790,530
	The Vanguard Group, Inc.	Target Retirement 2025 Trust Plus		144,563,172
	The Vanguard Group, Inc.	Target Retirement 2030 Trust Plus		204,981,646
	The Vanguard Group, Inc.	Target Retirement 2035 Trust Plus		203,391,328
	The Vanguard Group, Inc.	Target Retirement 2040 Trust Plus		165,585,791
	The Vanguard Group, Inc.	Target Retirement 2045 Trust Plus		180,225,100
	The Vanguard Group, Inc.	Target Retirement 2050 Trust Plus		180,500,793
	The Vanguard Group, Inc.	Target Retirement 2055 Trust Plus		112,045,209
	The Vanguard Group, Inc.	Target Retirement 2060 Trust Plus		51,988,900
	The Vanguard Group, Inc.	Target Retirement 2065 Trust Plus		32,036,418
	The Vanguard Group, Inc.	Target Retirement 2070 Trust Plus		6,343,718
		Total Common/Collective Trust Funds		1,568,230,753

	Charles Schwab	Schwab Personal Choice Retirement Account		67,226,753

		Total investment excluding interest in Master Trust		2,227,498,061

*	Various participants	Loan to Participants (maturing 2026 - 2030 at interest rates of 4.25% - 9.50%)		39,745,397

		Total assets (held at end of year)		$2,267,243,458

* A party-in-interest as defined by ERISA.

** The BNY EB Temporary Investment Fund is comprised of money market instruments with short-term maturities used for temporary investment and is not an investment option for participants.

*** Cost information is not required for participant-directed investments.